Loans (Details)																																6 Months Ended
	Apr. 02, 2026 USD ($)	Apr. 02, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 30, 2026 USD ($)	Mar. 30, 2026 CNY (¥)	Mar. 29, 2026 USD ($)	Dec. 09, 2025 USD ($)	Nov. 27, 2025 USD ($)	Nov. 19, 2025 USD ($)	Oct. 27, 2025 USD ($)	Oct. 27, 2025 CNY (¥)	Oct. 24, 2025 USD ($)	Sep. 29, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 29, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jul. 15, 2025 CNY (¥)	Jun. 24, 2025 USD ($)	Jun. 24, 2025 CNY (¥)	Jun. 23, 2025 USD ($)	Mar. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 27, 2024 USD ($)	Dec. 24, 2024 USD ($)	Dec. 19, 2024 USD ($)	Nov. 29, 2024	Nov. 25, 2024 USD ($)	Aug. 20, 2024	Aug. 12, 2024	Jul. 31, 2024	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	May 29, 2026 USD ($)	May 29, 2026 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 30, 2026 CNY (¥)	Mar. 29, 2026 CNY (¥)	Dec. 25, 2025 USD ($)	Dec. 25, 2025 CNY (¥)	Dec. 09, 2025 CNY (¥)	Nov. 27, 2025 CNY (¥)	Nov. 24, 2025 USD ($)	Nov. 24, 2025 CNY (¥)	Nov. 19, 2025 CNY (¥)	Oct. 27, 2025 CNY (¥)	Oct. 24, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Aug. 25, 2025 USD ($)	Aug. 12, 2025 CNY (¥)	Aug. 08, 2025 USD ($)	Aug. 08, 2025 CNY (¥)	Jul. 29, 2025 CNY (¥)	Jun. 23, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 27, 2024 CNY (¥)	Dec. 24, 2024 CNY (¥)	Dec. 19, 2024 CNY (¥)	Dec. 04, 2024 USD ($)	Dec. 04, 2024 CNY (¥)	Nov. 25, 2024 CNY (¥)	Aug. 28, 2024 CNY (¥)
Loans [Line Items]
Bank borrow			$ 2,867,040																													$ 2,867,040
Bank borrow			17,979,816																													17,979,816																$ 18,837,468
Credit facility amount | ¥												¥ 150,000,000
Line of credit facility period											8 years	8 years
Borrowed amount			2,867,040																													2,867,040				¥ 19,800,000
Line of credit additional amount											$ 2,215,440																																			¥ 15,300,000
Incurred interest expenses																																$ 302,292	$ 208,991
China Construction Bank [Member]
Loans [Line Items]
Fixed interest rate																																							2.35%	2.35%
Bank borrow																																							$ 695,040	¥ 4,800,000			$ 752,960	¥ 5,200,000
Taizhou Zhongjin [Member]
Loans [Line Items]
Bank borrow																																																		$ 1,375,600
Taizhou Zhongjin [Member] | China Construction Bank [Member]
Loans [Line Items]
Bank borrow																																											$ 695,040	¥ 4,800,000
Anhui Zhongjin [Member]
Loans [Line Items]
Credit facility amount											$ 21,720,000
Loan Agreement [Member]
Loans [Line Items]
Maturity date																									Dec. 23, 2025	Dec. 18, 2025
Fixed interest rate															2.80%																																				2.80%
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Principal amount																					$ 2,808,000																																		¥ 20,000,000
Loan agreements, period																					1 year
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Principal amount															$ 1,448,000																																				¥ 10,000,000
Loan agreements, period															1 year
Loans received																	$ 1,404,000	¥ 10,000,000	$ 1,404,000	¥ 10,000,000
Maturity date															Aug. 11, 2026		Jun. 22, 2026	Jun. 22, 2026	Jun. 15, 2026	Jun. 15, 2026
Loan Agreement [Member] | Changzhou Zhongjin [Member] | China Merchants Bank [Member]
Loans [Line Items]
Loan agreements, period																							1 year
Maturity date									May 27, 2026
Bank borrow									$ 1,448,000														$ 1,404,000																			¥ 10,000,000															¥ 10,000,000
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Agricultural Bank of China [Member]
Loans [Line Items]
Loan agreements, period								1 year		1 year															1 year	1 year
Maturity date								Nov. 18, 2026
Fixed interest rate								2.80%		2.80%											2.90%				2.95%	2.95%															2.80%				2.80%										2.90%				2.95%	2.95%
Bank borrow								$ 1,446,552		$ 1,433,520															$ 1,402,596	$ 1,389,960															¥ 9,990,000				¥ 9,900,000														¥ 9,990,000	¥ 9,900,000
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Jiangsu Bank [Member]
Loans [Line Items]
Maturity date													Sep. 22, 2026			Jan. 27, 2026						Oct. 28, 2025
Fixed interest rate													2.80%			2.70%						2.90%																									2.80%							2.70%		2.90%
Bank borrow													$ 2,896,000			$ 1,404,000						$ 2,808,000																									¥ 20,000,000							¥ 10,000,000		¥ 20,000,000
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Bank of Nanjing [Member]
Loans [Line Items]
Maturity date					Sep. 24, 2026	Sep. 24, 2026								Mar. 27, 2026
Fixed interest rate					3.00%																																3.00%
Bank borrow					$ 1,448,000									$ 1,404,000																							¥ 10,000,000												¥ 10,000,000
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Subsequent Event [Member] | Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Fixed interest rate																																		2.80%	2.80%
Bank borrow																																		$ 724,000	¥ 5,000,000
Loan Agreement [Member] | Taizhou Zhongjin [Member] | China Construction Bank [Member]
Loans [Line Items]
Bank borrow																												$ 673,920																								$ 1,445,104	¥ 9,980,000					¥ 4,800,000			$ 730,080		¥ 4,800,000
Bank borrow																								$ 673,920																																						¥ 5,200,000
Loan Agreement [Member] | Taizhou Zhongjin [Member] | Bank of Nanjing [Member]
Loans [Line Items]
Bank borrow | ¥																																																																¥ 9,500,000
Changzhou Zhongjin [Member]
Loans [Line Items]
Principal amount							$ 4,344,000																															¥ 30
Maturity date																							Dec. 29, 2025
Installment			$ 1,448,000	¥ 10,000,000	$ 1,448,000	¥ 10,000,000
Changzhou Zhongjin [Member] | Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Loan agreements, period							1 year
Maturity date																													Mar. 25, 2027	Mar. 25, 2027	Mar. 25, 2027
Changzhou Zhongjin [Member] | Subsequent Event [Member]
Loans [Line Items]
Installment	$ 1,448,000	¥ 10,000,000
Mr. Erqi Wang [Member]
Loans [Line Items]
Fixed interest rate	2.80%	2.80%
Taizhou Zhongjin [Member]
Loans [Line Items]
Maturity date																								Dec. 26, 2025			Nov. 28, 2025	Nov. 24, 2025
Loan Agreement [Member] | Changzhou Zhongjin [Member] | Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Fixed interest rate			2.80%										2.80%																			2.80%				2.80%											2.80%